MINING AND PROCESSING COSTS	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of mining and processing costs [Text Block]
4. MINING AND PROCESSING COSTS

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Mining and processing costs comprise:
Mine production costs	232,209	202,323	177,467
Movement in production inventory
and ore stockpiles	28,933	(7,389)	8,234
Depreciation and amortization	264,415	210,925	192,509
Other mining and processing costs	173,423	188,863	172,502
	698,980	594,722	550,712